Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 29, 2011

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 88 (“PEA 88”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 88 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 85 (“PEA 85”) filed on October 14, 2011 on Form N-1A. PEA 88 (i) reflects changes to PEA 85 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on December 12, 2011, (ii) includes certain other information not previously included in PEA 85, and (iii) includes certain other required exhibits.

PEA 88 includes two separate prospectuses and a combined statement of additional information for the Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”), two series of the Registrant. There are no disclosures within PEA 88 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on December 12, 2011 to PEA 85, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. John Ganley

December 29, 2011

STAFF COMMENTS: PEA 85

1.

Staff Comment: With respect to the Summary Section in each prospectus included in PEA 85, please include the “Shareholder Service Fees” caption under “Other Expenses” in the Annual Fund Operating Expenses table, if such fees are not adopted pursuant to a Rule 12b-1 plan.

Registrant’s Response: The Registrant has revised the disclosure in the Annual Fund Operating Expenses tables in each prospectus in response to the comment.

2.

Staff Comment: In connection with the footnotes to the Annual Fund Operating Expenses table included in each prospectus, please confirm that any such waiver will be in place for a minimum of one year beginning with the effective date of the prospectus.

Registrant’s Response: The Registrant confirms that the contractual waiver included in each prospectus will be in place through August 31, 2016.

3.

Staff Comment: Please clarify the sentence included under the Principal Investment Strategies of the Fund in each prospectus which provides that each Fund “…generally seeks to maintain net equity exposure ranging between ten and sixty percent of net assets.” In particular, please clarify whether the reference to “net equity exposure” is intended to refer to the holdings of each underlying fund, rather than securities held directly by each Fund. Further, as “net equity exposure” is only anticipated to range between ten and sixty percent of each Fund’s net assets, please clarify the security types that are expected to constitute the remainder of net assets.

Registrant’s Response: The target range of ten to sixty percent “net equity exposure” is intended to refer to the overall exposure of each Fund when the holdings of the underlying funds are taken into account. Each underlying fund may have an exposure that differs from that range. However, when taken as a whole, each Fund’s exposure is expected to range from ten to sixty percent through its investment in the underlying funds.

The expected security types of each Fund are detailed in each applicable prospectus under the sections entitled “Principal Investment Strategies of the Fund” and “Principal Risks of the Fund.” For example, “net equity exposure” of less than 100% could be due to an underlying fund utilizing fixed income securities instead of equities. In the case of a long/short equity underlying fund, the underlying fund may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%. The Registrant has revised the applicable disclosure in response to both portions of the comment.

4.

Staff Comment: Please note that Derivatives and Fixed Income Securities are described under both the Principal Risks and the Non-Principal Strategies of the Fund in each prospectus. If such strategies are expected to be principal components of each Fund’s investment strategies, please revise the disclosure under Principal Investment Strategies

Mr. John Ganley

December 29, 2011

of the Fund in each prospectus, including any quality and rating restrictions applicable to fixed income securities in which each Fund may invest. If such strategies are not expected to be principal components, please revise the disclosure accordingly.

Registrant’s Response: Initially, each Fund will be structured as a fund-of-funds, and as a result, any exposure to derivatives or fixed income securities is expected to be through the Fund’s investment in an underlying fund. Therefore, any investment in derivatives or fixed income securities is not expected to be a principal investment strategy of the Funds, investing directly, but rather a component of certain of the underlying funds’ portfolios. As a result, the disclosure regarding derivatives and fixed income securities has been removed from the Non-Principal Strategies of the Fund in each prospectus. Derivatives risk and fixed-income risk continue to appear, however, under the heading “Risks Associated with Underlying Funds” in the section “What are the Principal Risks of Investing in the Fund?”

5.

Staff Comment: Please revise the disclosure in each prospectus to reflect the fact that the exemptive order from the Staff, which will allow each Fund to invest in investment companies in excess of the limits of Section 12(d)(1) of the 1940 Act, has not yet been obtained and may not be granted.

Registrant’s Response: The Registrant has revised the applicable disclosure in response to the comment.

6.	Staff Comment: Please confirm that the Portfolio Managers of each Fund, R. Scott Graham and Michael T. Lytle, are in fact employees of each Fund’s investment adviser.

Registrant’s Response: The Registrant confirms that both R. Scott Graham and Michael T. Lytle are full time employees of the Funds’ investment adviser. Their “Consultant” title refers to their job responsibilities with the adviser’s service model, not their employment status.

7.	Staff Comment: Please confirm that the management fee payable to the Funds’ investment adviser will be the same for each Fund.

Registrant’s Response: While the terms of the fee waivers applicable to each Fund may differ, the Registrant confirms that the management fee ratio for both Funds is 0.50%.

8.	Staff Comment: Please submit the completed Annual Fund Operating Expenses table and Examples for each Fund via electronic mail before submitting the 485(b) filing.

Registrant’s Response: The Registrant has submitted the completed Annual Fund Operating Expenses table and Examples via electronic mail on December 23, 2011.

*    *    *

The Registrant hereby acknowledges that:

Mr. John Ganley

December 29, 2011

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*    *    *

If you have any questions or further comments, please contact my paralegal, Jennifer Craig, at (720) 917-0611.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq.,

Davis Graham & Stubbs LLP